Impairment of intangible assets and property, plant and equipment - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2019 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€) cash_generating_unit	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of current CGUs | cash_generating_unit			3
Discount rate			230.00%
Perpetual growth rate			530.00%
Operating margin rate			660.00%
Impairment of goodwill recognized			€ 0	€ 0	€ 0
After-tax discount rates, amount of change	1.50%		1.50%
Carrying amount of intangible assets	€ 16,572,000,000		€ 16,572,000,000	€ 21,889,000,000	€ 13,080,000,000	[1]
Sales percentage amount of change	5.00%		5.00%
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
after tax discount rates			7.25%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
after tax discount rates			9.75%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Uniform pre-tax discount rates			9.60%
Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Uniform impairment testing percentage			7.20%	7.50%
Pharmaceuticals | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.00%		0.00%
Pharmaceuticals | Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill			7.25%	7.75%
Pre-tax discount rates			9.70%
Consumer Healthcare | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	2.00%		2.00%
Consumer Healthcare | Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill			7.00%
Pre-tax discount rates			8.90%
Vaccines | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.50%		0.50%
Vaccines | Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill			7.25%
Pre-tax discount rates			9.40%
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Additional impairment based on sales projections	€ 150,000,000		€ 150,000,000
Additional impairment based on cash flow projections	107,000,000		107,000,000
Other intangible assets | Eloctate
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on intangible assets other than goodwill excluding software	1,194,000,000	€ 1,609,000,000	2,236,000,000
Carrying amount of intangible assets	€ 2,623,000,000		€ 2,623,000,000
after tax discount rates			7.25%
Other intangible assets | BIVV001
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on intangible assets other than goodwill excluding software			€ 956,000,000
Sales percentage amount of change	13.00%		13.00%
after tax discount rates			8.25%
Other intangible assets | Zantac
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on intangible assets other than goodwill excluding software			€ 352,000,000
Carrying amount of intangible assets	€ 0		€ 0

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).